VESSELS HELD UNDER CAPITAL LEASES - Outstanding Obligations Under Capital Leases (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Vessels Under Capital Leases [Abstract]
2017 (remaining six months)	$ 2,996
2018	5,944
2019	5,944
2020	1,791
2021	0
Thereafter	0
Minimum lease payments	16,675
Less: imputed interest	(1,507)
Present value of obligations under capital leases	$ 15,168